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                                             John E. Connolly, Jr.
                                             Assistant General Counsel
                                             Metropolitan Life Insurance Company
                                             501 Boylston Street
                                             Boston, MA 02116

May 5, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Metropolitan Life Insurance Company
      Metropolitan Life Separate Account UL
      File No. 033-47927
      Rule 497(j) Certification

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account UL (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement and Statement of Additional Information, each dated May 1, 2011, being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus Supplement and Statement of Additional Information contained in Post-Effective Amendment No. 25 for the Account filed electronically with the Commission on April 13, 2011.

If you have any questions, please call the undersigned at (617) 578-3031.

Sincerely,


/s/ John E. Connolly, Jr.
------------------------------------
John E. Connolly, Jr.
Assistant General Counsel
Metropolitan Life Insurance Company